8. SHARE CAPITAL, OPTION BASED PAYMENTS & CONTRIBUTED SURPLUS: Schedule of Stock option transactions (Details) - Stock Options - $ / shares	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025	Jan. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Beginning Balance	3,333,000	2,465,000	3,225,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance	$ 2.38	$ 2.87	$ 2.84
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross	1,430,000	1,568,000	700,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price	$ 2.13	$ 1.89	$ 3
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Expirations in Period	(1,400,000)	(700,000)	(1,460,000)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price	$ 2	$ 3	$ 2.86
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Number, Ending Balance	3,363,000	3,333,000	2,465,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance	$ 2.43	$ 2.38	$ 2.87
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Number	2.43	2.38	2.87
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Weighted Average Exercise Price		$ 3,333,000	$ 2,465,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	6 months 29 days	1 year 1 month 20 days	2 years 1 month 6 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 0.41	$ 0.14	$ 0.06